Subsequent Events (Details Narrative) - Subsequent Event [Member] - ft²	Dec. 28, 2022	Apr. 08, 2022
Subsequent Event [Line Items]
Convertible preference share description	through its subsidiary - AngkasaX Innovation Sdn. Bhd had issued several tranche of preference shares amounting to USD243,793 for 562,650 units at $0.4333 per share, USD438,302 for 919,558 at $0.4766 per share, USD288,852 for 636,300 at $0.4540 per share and USD2,145 for 4,650 units at $0.4613 per share respectively
Area of land		51,667
Lease term		20 years